DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	NORTHWEST BIOTHERAPEUTICS INC
Entity Central Index Key	0001072379
Entity Filer Category	Smaller Reporting Company